UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08459

Credit Suisse International Focus Fund, Inc.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.

Eleven Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2008 - June 30, 2009

ITEM 1. PROXY VOTING RECORD

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ICA File Number: 811-08459

Reporting Period: 07/01/2008 - 06/30/2009

Credit Suisse International Focus Fund, Inc.

=========================== INTERNATIONAL FOCUS FUND ===========================

BHARTI AIRTEL LTD(FRMLY BHARTI TELE-VENTURES LTD)

Ticker:       BHARTI         Security ID:  Y0885K108

Meeting Date: AUG 1, 2008    Meeting Type: Annual

Record Date:  JUL 26, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Accept Financial Statements and         For       For          Management

      Statutory Reports

2     Reappoint B. Currimjee as Director      For       For          Management

3     Reappoint Chua Sock Koong as Director   For       For          Management

4     Reappoint Rajan B. Mittal as Director   For       For          Management

5     Reappoint Rakesh B. Mittal as Director  For       For          Management

6     Approve S.R. Batliboi & Associates as   For       For          Management

      Auditors and Authorize Board to Fix

      Their Remuneration

7     Appoint M. Sentinelli as Director       For       For          Management

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CHUNGHWA TELECOM CO. LTD.

Ticker:       CHT            Security ID:  17133Q304

Meeting Date: AUG 14, 2008   Meeting Type: Special

Record Date:  JUL 21, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     TO APPROVE THE PROPOSAL FOR CONVERSION  For       For          Management

      OF THE CAPITAL SURPLUS INTO CAPITAL

      INCREASE OF THE COMPANY AND ISSUANCE OF

      NEW SHARES.

2     TO APPROVE THE PROPOSAL FOR DECREASE IN For       For          Management

      CASH OF THE COMPANY.

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VODAFONE GROUP PLC

Ticker:       VOD            Security ID:  G93882135

Meeting Date: JUL 29, 2008   Meeting Type: Annual

Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Accept Financial Statements and         For       For          Management

      Statutory Reports

2     Re-elect Sir John Bond as Director      For       For          Management

3     Re-elect John Buchanan as Director      For       For          Management

4     Re-elect Vittorio Colao as Director     For       For          Management

5     Re-elect Andy Halford as Director       For       For          Management

6     Re-elect Alan Jebson as Director        For       For          Management

7     Re-elect Nick Land as Director          For       For          Management

8     Re-elect Anne Lauvergeon as Director    For       For          Management

9     Re-elect Simon Murray as Director       For       For          Management

10    Re-elect Luc Vandevelde as Director     For       For          Management

11    Re-elect Anthony Watson as Director     For       For          Management

12    Re-elect Philip Yea as Director         For       For          Management

13    Approve Final Dividend of 5.02 Pence    For       For          Management

      Per Ordinary Share

14    Approve Remuneration Report             For       For          Management

15    Reappoint Deloitte & Touche LLP as      For       For          Management

      Auditors of the Company

16    Authorise the Audit Committee to Fix    For       For          Management

      Remuneration of Auditors

17    Authorise Issue of Equity or            For       For          Management

      Equity-Linked Securities with

      Pre-emptive Rights up to Aggregate

      Nominal Amount of USD 1,100,000,000

18    Subject to the Passing of Resolution    For       For          Management

      17, Authorise Issue of Equity or

      Equity-Linked Securities without

      Pre-emptive Rights up to Aggregate

      Nominal Amount of USD 300,000,000

19    Authorise 5,300,000,000 Ordinary Shares For       For          Management

      for Market Purchase

20    Authorise the Company and its           For       For          Management

      Subsidiaries to Make EU Political

      Donations to Political Parties, and/or

      Independent Election Candidates, to

      Political Organisations Other Than

      Political Parties and Incur EU

      Political Expenditure up to GBP 100,000

21    Amend Articles of Association           For       For          Management

22    Approve Vodafone Group 2008 Sharesave   For       For          Management

      Plan

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse International Focus Fund, Inc.

By:	/s/ George R. Hornig

George R. Hornig
Chief Executive Officer

Date:	August 10, 2009